18. INTANGIBLE ASSETS (Details 2)	Dec. 31, 2017 R$ / shares
Disclosure of detailed information about intangible assets [line items]
Apreciation (devaluation) before	1.00%
Apreciation (devaluation) variations	0.00%
Apreciation (devaluation) after	(1.00%)
ONE FOODS [Member]
Disclosure of detailed information about intangible assets [line items]
WACC,before	11.94%
WACC, variations	10.94%
WACC, after	9.94%
EBIT MARGIN, before	14.00%
EBIT MARGIN, variation	R$ 13.00
EBIT MARGIN,after	R$ 12.00
BRAZIL [Member]
Disclosure of detailed information about intangible assets [line items]
WACC,before	12.99%
WACC, variations	11.99%
WACC, after	10.99%
EBIT MARGIN, before	15.82%
EBIT MARGIN, variation	R$ 14.82
EBIT MARGIN,after	R$ 13.82
INTERNATIONAL [Member]
Disclosure of detailed information about intangible assets [line items]
WACC,before	10.51%
WACC, variations	9.51%
WACC, after	8.51%
EBIT MARGIN, before	8.98%
EBIT MARGIN, variation	R$ 7.98
EBIT MARGIN,after	R$ 6.98
SOUTHERN CONE [Member]
Disclosure of detailed information about intangible assets [line items]
WACC,before	14.25%
WACC, variations	13.25%
WACC, after	12.25%
EBIT MARGIN, before	7.86%
EBIT MARGIN, variation	R$ 6.86
EBIT MARGIN,after	R$ 5.86